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                                                                    EXHIBIT 99.1

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  May, 2008
Payment Date                                                                                                       6/16/2008
Transaction Month                                                                                                          1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $25,230,009.05

PRINCIPAL:
 Principal Collections                                                                                       $137,637,871.93
 Prepayments in Full                                                                                          $74,596,681.06
 Liquidation Proceeds                                                                                             $67,689.50
 Recoveries                                                                                                            $0.00
                                                                                                                       -----
   SUB TOTAL                                                                                                 $212,302,242.49
                                                                                                             ---------------
COLLECTIONS                                                                                                  $237,532,251.54

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $3,595,018.85
 Purchase Amounts Related to Interest                                                                             $16,636.66
                                                                                                                  ----------
   SUB TOTAL                                                                                                   $3,611,655.51

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $241,143,907.05

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 May, 2008
Payment Date                                                                                                      6/16/2008
Transaction Month                                                                                                         1

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $241,143,907.05
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $241,143,907.05
Servicing Fee                                     $5,211,820.86    $5,211,820.86       $0.00       $0.00    $235,932,086.19
Net Swap Payment - Class A-2b                        $67,833.33       $67,833.33       $0.00       $0.00    $235,864,252.86
Net Swap Payment - Class A-3                        $396,928.19      $396,928.19       $0.00       $0.00    $235,467,324.67
Net Swap Payment - Class A-4b                       $121,520.84      $121,520.84       $0.00       $0.00    $235,345,803.83
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $235,345,803.83
Interest - Class A-1 Notes                        $2,699,083.33    $2,699,083.33       $0.00       $0.00    $232,646,720.50
Interest - Class A-2a Notes                         $950,666.67      $950,666.67       $0.00       $0.00    $231,696,053.83
Interest - Class A-2b Notes                       $3,052,500.00    $3,052,500.00       $0.00       $0.00    $228,643,553.83
Interest - Class A-3 Notes                        $4,229,652.78    $4,229,652.78       $0.00       $0.00    $224,413,901.05
Interest - Class A-4a Notes                       $1,188,778.00    $1,188,778.00       $0.00       $0.00    $223,225,123.05
Interest - Class A-4b Notes                         $870,833.33      $870,833.33       $0.00       $0.00    $222,354,289.72
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $222,354,289.72
Interest - Class B Notes                            $653,309.89      $653,309.89       $0.00       $0.00    $221,700,979.83
Second Priority Principal Payment                $81,338,233.31   $81,338,233.31       $0.00       $0.00    $140,362,746.52
Interest - Class C Notes                            $507,799.11      $507,799.11       $0.00       $0.00    $139,854,947.41
Third Priority Principal Payment                $112,900,000.00  $112,900,000.00       $0.00       $0.00     $26,954,947.41
Interest - Class D Notes                            $612,388.42      $612,388.42       $0.00       $0.00     $26,342,558.99
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $26,342,558.99
Regular Principal Payment                     $1,205,761,766.69   $26,342,558.99       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $241,143,907.05

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment      $81,338,233.31
                                                                      Third Priority Principal Payment      $112,900,000.00
                                                                      Regular Principal Payment              $26,342,558.99
                                                                                                             --------------
                                                                      TOTAL                                 $220,580,792.30

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $220,580,792.30         $157.56   $2,699,083.33            $1.93  $223,279,875.63            $159.49
Class A-2a Notes                 $0.00           $0.00     $950,666.67            $2.38      $950,666.67              $2.38
Class A-2b Notes                 $0.00           $0.00   $3,052,500.00            $2.31    $3,052,500.00              $2.31
Class A-3 Notes                  $0.00           $0.00   $4,229,652.78            $2.67    $4,229,652.78              $2.67
Class A-4a Notes                 $0.00           $0.00   $1,188,778.00            $3.30    $1,188,778.00              $3.30
Class A-4b Notes                 $0.00           $0.00     $870,833.33            $2.90      $870,833.33              $2.90
Class B Notes                    $0.00           $0.00     $653,309.89            $3.86      $653,309.89              $3.86
Class C Notes                    $0.00           $0.00     $507,799.11            $4.50      $507,799.11              $4.50
Class D Notes                    $0.00           $0.00     $612,388.42            $5.42      $612,388.42              $5.42
                                 -----                     -----------                       -----------
TOTAL                  $220,580,792.30                  $14,765,011.53                   $235,345,803.83

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         May, 2008
Payment Date                                                                                                              6/16/2008
Transaction Month                                                                                                                 1

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                   $1,400,000,000.00             1.0000000   $1,179,419,207.70             0.8424423
Class A-2a Notes                                    $400,000,000.00             1.0000000     $400,000,000.00             1.0000000
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,320,000,000.00             1.0000000
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $5,757,700,000.00             1.0000000   $5,537,119,207.70             0.9616894

POOL INFORMATION
 Weighted Average APR                                                              4.932%                                    4.918%
 Weighted Average Remaining Term                                                    52.80                                     52.07
 Number of Receivables Outstanding                                                338,143                                   331,483
 Pool Balance                                                           $6,254,185,030.50                         $6,038,271,226.96
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $5,644,818,801.22                         $5,450,561,766.69
 Pool Factor                                                                    1.0000000                                 0.9654769

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $60,382,712.27
Yield Supplement Overcollateralization Amount                                                                       $587,709,460.27
Targeted Overcollateralization Amount                                                                               $616,821,247.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $501,152,019.26

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              May, 2008
Payment Date                                                                                                   6/16/2008
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      468        $14,542.20
(Recoveries)                                                                                         0             $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $14,542.20
Cumulative Net Losses Last Collection                                                                              $0.00
                                                                                                                   -----
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $14,542.20

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.00%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT

31-60 Days Delinquent                                                       0.71%               2,115     $42,891,481.62
61-90 Days Delinquent                                                       0.00%                   6        $160,246.21
91-120 Days Delinquent                                                      0.00%                   1         $26,262.74
Over 120 Days Delinquent                                                    0.00%                   0              $0.00
                                                                            -----                   -              -----
TOTAL DELINQUENT RECEIVABLES                                                0.71%               2,122     $43,077,990.57

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        47      $1,217,226.41
Total Repossesed Inventory                                                                         46      $1,255,726.41

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0000%
Current Collection Period                                                                                        0.0028%
Three Month Average                                                                                              0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0000%
Current Collection Period                                                                                        0.0021%
Three Month Average                                                                                              0.0000%